Provisions and other non-financial liabilities - Other Current Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) ha subsidiary	Dec. 31, 2024 USD ($)
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total	$ 320,005	$ 311,197
Bottom of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	10,000
Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 15,000
SQM Salar
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Area of land (in hectares) | ha	140,000
Area of land, entitled (in hectares) | ha	81,920
SQM
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Percentage of entity's revenue	1.70%
SQM | Lithium Metal Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	64,816
SQM | Lithium Carbonate Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	345,015
SQM | Bottom of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 10,800
SQM | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 18,900
SQM | Top of range | Lithium Metal Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	349,553
SQM | Top of range | Lithium Carbonate Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	1,860,671
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Rent under lease contract	$ 287,898	265,054
Provision for additional tax related to foreign loans	1,938	2,602
End of agreement bonus	3,627	5,279
Other bonuses to workers	6,895	7,701
Other bonuses , general staff	2,693	2,912
Directors’ per diem allowance	3,875	5,143
Miscellaneous provisions	744	13,549
Total	$ 307,670	$ 302,240